VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Banks : 2.5%
US Bancorp 8,115,084 $ 388,144,468
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Capital Goods : 15.3%
Allegion plc 2,794,630 365,202,249
Boeing Co. * 2,355,456 416,915,712
Emerson Electric Co. 1,866,523 231,318,195
Honeywell International, Inc. 926,211 209,221,803
Huntington Ingalls Industries,
Inc. 1,768,930 334,274,702
IDEX Corp. 957,673 200,431,382
Masco Corp. 2,504,086 181,721,521
Northrop Grumman Corp. 417,768 196,054,345
Otis Worldwide Corp. 2,065,199 191,258,079
2,326,397,988
Commercial & Professional Services : 3.6%
Equifax, Inc. 756,255 192,731,587
TransUnion 3,871,384 358,916,010
551,647,597
Consumer Discretionary Distribution &
Retail : 1.4%
Amazon.com, Inc. * 1,000,888 219,584,818
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Consumer Durables & Apparel : 2.4%
NIKE, Inc. 4,865,770 368,192,816
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Financial Services : 3.8%
Charles Schwab Corp. 2,976,838 220,315,781
MarketAxess Holdings, Inc. 1,602,306 362,185,248
582,501,029
Food, Beverage & Tobacco : 9.4%
Altria Group, Inc. 7,239,208 378,538,187
Brown-Forman Corp. † 8,582,693 325,970,680
Constellation Brands, Inc. 828,291 183,052,311
Mondelez International, Inc. 3,147,955 188,027,352
The Campbell's Company † 8,514,699 356,595,594
1,432,184,124
Health Care Equipment & Services : 7.3%
GE HealthCare Technologies,
Inc. 4,558,293 356,367,347
Veeva Systems, Inc. * 1,738,207 365,458,022
Zimmer Biomet Holdings, Inc. 3,680,740 388,796,566
1,110,621,935
Household & Personal Products : 4.8%
Estee Lauder Cos, Inc. 4,719,643 353,878,832
Kenvue, Inc. 17,317,845 369,735,991
723,614,823
Materials : 6.1%
Air Products and Chemicals,
Inc. 686,658 199,158,286
Corteva, Inc. 6,729,638 383,320,181
International Flavors &
Fragrances, Inc. 4,106,509 347,205,336
929,683,803
Number
of Shares Value
Media & Entertainment : 5.6%
Alphabet, Inc. 2,201,554 $ 416,754,172
Walt Disney Co. 3,875,522 431,539,375
848,293,547
Pharmaceuticals, Biotechnology & Life
Sciences : 19.4%
Agilent Technologies, Inc. 2,776,876 373,045,522
Amgen, Inc. 726,742 189,418,035
Bio-Rad Laboratories, Inc. * ‡ 1,170,988 384,681,268
Bristol-Myers Squibb Co. 7,497,429 424,054,584
Danaher Corp. 844,092 193,761,319
Gilead Sciences, Inc. 4,484,542 414,237,144
Merck & Co., Inc. 1,991,972 198,161,375
Pfizer, Inc. 14,332,499 380,241,198
Thermo Fisher Scientific, Inc. 371,843 193,443,884
West Pharmaceutical Services,
Inc. 624,406 204,530,429
2,955,574,758
Semiconductors & Semiconductor
Equipment : 9.4%
Lam Research Corp. 2,366,561 170,936,701
Microchip Technology, Inc. 5,685,559 326,066,808
Monolithic Power Systems, Inc. 318,521 188,468,876
NXP Semiconductors NV 1,715,266 356,518,038
Teradyne, Inc. 3,052,086 384,318,669
1,426,309,092
Software & Services : 6.3%
Adobe, Inc. * 685,207 304,697,849
Autodesk, Inc. * 721,426 213,231,883
Microsoft Corp. 441,059 185,906,368
Salesforce, Inc. 744,306 248,843,825
952,679,925
Transportation : 2.5%
United Parcel Service, Inc. 3,021,968 381,070,165
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Total Common Stocks
(Cost: $14,905,432,988) 15,196,500,888
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $2,914)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 2,914 2,914
Total Investments: 99.8%
(Cost: $14,905,435,902) 15,196,503,802
Other assets less liabilities: 0.2% 24,041,540
NET ASSETS: 100.0% $ 15,220,545,342
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $18,184,664.

VANECK MORNINGSTAR WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended December 31, 2024 were as follows:
Value
9/30/2024 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/2024
Dividend
Income
Bio-Rad
Laboratories, Inc. $416,768,239 $76,579,459 $(101,847,824) $(681,817) $(6,136,789) $384,681,268 $–
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